Revenue (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Change in Contract with Customer, Asset and Liability
Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2018	17,245	—
Payments received for services billed	(9,989)	—
Services provided and billed in current period	31,535	33,763
Payments received for services billed in current period	(13,631)	—
Impairment	(1,006)	—
Deferred commissioning period billing	—	(357)
Closing balance on June 30, 2018	24,154	33,406
(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

Disaggregation of Revenue
Liquefaction services revenue recognized comprises the following amounts:

	Six months ended June 30,
(in thousands of $)	2018	2017
Base tolling fee (1)	17,427	—
Amortization of deferred commissioning period billing (2)	357	—
Amortization of Day 1 gain (3)	841	—
Other	(50)	—
Total	18,577	—
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in the balance sheets in line-items "Other current assets" and "Other non-current assets"), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in the statements of income line-item "Realized and unrealized gain on FLNG derivative instrument", excluded from revenue and from the transaction price).
(2) Customer billing during the commissioning period prior up to vessel acceptance and commencement of the contract term of $33.8 million is considered an upfront payment for services. These amounts billed are deferred (included in the balance sheet line-items "Other current liabilities" and "Other non-current liabilities") and recognized as liquefaction services revenue evenly over the contract term.
(3) The Day 1 gain was established when the FLNG derivative asset was initially recognized in December 2017 for $79.6 million (recognized in balance sheet line-item "Other current liabilities" and "Other non-current liabilities"). This amount is amortized and recognized as liquefaction services revenue evenly over the contract term.